EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2016
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Pension and postretirement benefit plans obligations and fair value of plan assets
Obligations and Funded Status - The following tables set forth our pension and postretirement benefit plans benefit obligations and fair value of plan assets for our continuing operations for the periods indicated:

	Pension Benefits		Postretirement Benefits
	December 31,		December 31,
	2016	2015	2016	2015
Change in benefit obligation	(Thousands of dollars)
Benefit obligation, beginning of period	$390,688	$414,181	$49,496	$56,663
Service cost	6,501	7,565	596	743
Interest cost	19,820	18,218	2,404	2,347
Plan participants’ contributions	—	—	894	1,005
Actuarial loss (gain)	24,458	(34,826)	4,905	(6,473)
Benefits paid	(13,081)	(12,574)	(3,472)	(4,433)
Other adjustments	—	(1,876)	—	(356)
Benefit obligation, end of period	428,386	390,688	54,823	49,496

Change in plan assets
Fair value of plan assets, beginning of period	258,635	277,568	28,641	29,429
Actual return on plan assets	16,117	(4,266)	1,902	174
Employer contributions	—	—	1,000	2,000
Plan participants’ contributions	—	—	894	1,005
Benefits paid	(13,081)	(12,574)	(2,887)	(3,728)
Other adjustments	—	(2,093)	—	(239)
Fair value of plan assets, end of period	261,671	258,635	29,550	28,641
Balance at December 31	$(166,715)	$(132,053)	$(25,273)	$(20,855)

Current liabilities	$(4,363)	$(4,616)	$—	$—
Noncurrent liabilities	(162,352)	(127,437)	(25,273)	(20,855)
Balance at December 31	$(166,715)	$(132,053)	$(25,273)	$(20,855)

Components of net periodic benefit cost for pension and postretirement benefit plans
Components of Net Periodic Benefit Cost - The following table sets forth the components of net periodic benefit cost for our pension and postretirement benefit plans for our continuing operations for the periods indicated:

	Pension Benefits			Postretirement Benefits
	Years Ended December 31,			Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(Thousands of dollars)
Components of net periodic benefit cost
Service cost	$6,501	$7,565	$7,238	$596	$743	$710
Interest cost	19,820	18,218	18,324	2,404	2,347	2,433
Expected return on plan assets	(20,348)	(20,900)	(19,526)	(2,124)	(2,253)	(2,163)
Amortization of prior service cost (credit)	—	94	193	(1,662)	(1,662)	(1,662)
Amortization of net loss	10,966	15,981	15,078	1,046	1,743	836
Net periodic benefit cost	$16,939	$20,958	$21,307	$260	$918	$154

Amounts recognized in other comprehensive income (loss)
Other Comprehensive Income (Loss) - The following table sets forth the amounts recognized in other comprehensive income (loss) related to our pension benefits and postretirement benefits for our continuing operations for the periods indicated:

	Pension Benefits			Postretirement Benefits
	Years Ended December 31,			Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(Thousands of dollars)
Net gain (loss) arising during the period	$(33,043)	$5,145	$(49,293)	$(5,128)	$4,393	$(7,220)
Amortization of prior service cost (credit)	—	94	193	(1,662)	(1,662)	(1,662)
Amortization of net loss	10,966	15,981	15,078	1,046	1,743	836
Deferred income taxes	8,831	(8,488)	13,609	2,297	(1,790)	3,218
Total recognized in other comprehensive income (loss)	$(13,246)	$12,732	$(20,413)	$(3,447)	$2,684	$(4,828)

Amounts in accumulated other comprehensive income (loss)
The table below sets forth the amounts in accumulated other comprehensive loss that had not yet been recognized as components of net periodic benefit expense for our continuing operations for the periods indicated:

	Pension Benefits		Postretirement Benefits
	December 31,		December 31,
	2016	2015	2016	2015
	(Thousands of dollars)
Prior service credit (cost)	$—	$—	$3,550	$5,212
Accumulated loss	(157,935)	(135,858)	(14,341)	(10,259)
Accumulated other comprehensive loss	(157,935)	(135,858)	(10,791)	(5,047)
Deferred income taxes	63,174	54,343	4,316	2,019
Accumulated other comprehensive loss, net of tax	$(94,761)	$(81,515)	$(6,475)	$(3,028)

Amounts in accumulated comprehensive income (loss) expected to be recognized as components of net periodic benefit expense
The following table sets forth the amounts recognized in accumulated comprehensive loss expected to be recognized as components of net periodic benefit expense for our continuing operations in the next fiscal year.

	Pension Benefits	Postretirement Benefits
Amounts to be recognized in 2017	(Thousands of dollars)
Prior service (credit) cost	$—	$(1,662)
Net loss	$13,586	$1,679

Weighted-average assumptions used to determine benefit obligations and net periodic benefit costs
Actuarial Assumptions - The following table sets forth the weighted-average assumptions used to determine benefit obligations for pension and postretirement benefits for the periods indicated:

	Pension Benefits		Postretirement Benefits
	December 31,		December 31,
	2016	2015	2016	2015
Discount rate	4.50%	5.25%	4.25%	5.00%
Compensation increase rate	3.10%	3.10%	N/A	N/A

The following table sets forth the weighted-average assumptions used to determine net periodic benefit costs for the periods indicated:

	Years Ended December 31,
	2016	2015	2014
Discount rate - pension plans	5.25%	4.50%	5.25%
Discount rate - postretirement plans	5.00%	4.25%	5.00%
Expected long-term return on plan assets	7.75%	8.00%	7.75%
Compensation increase rate	3.10%	3.15%	3.20%

Assumed health care cost trend rates
Health Care Cost Trend Rates - The following table sets forth the assumed health care cost-trend rates for the periods indicated:

	2016	2015
Health care cost-trend rate assumed for next year	7.25%	4.0% - 7.50%
Rate to which the cost-trend rate is assumed to decline (the ultimate trend rate)	5.00%	4.0% - 5.0%
Year that the rate reaches the ultimate trend rate	2022	2022

Effects of a one percentage point change in assumed health care costs trend rates
Assumed health care cost-trend rates have an impact on the amounts reported for our health care plans. A one percentage point change in assumed health care cost-trend rates would have the following effects on our continuing operations:

	One Percentage Point Increase	One Percentage Point Decrease
	(Thousands of dollars)
Effect on total of service and interest cost	$63	$(57)
Effect on postretirement benefit obligation	$994	$(907)

Schedule of allocation of plan assets
Plan Assets - Our investment strategy is to invest plan assets in accordance with sound investment practices that emphasize long-term fundamentals. The goal of this strategy is to maximize investment returns while managing risk in order to meet the plan’s current and projected financial obligations. The investment policy follows a glide path approach toward liability-driven investing that shifts a higher portfolio weighting to fixed income as the plan's funded status increases. The purpose of liability-driven investing is to structure the asset portfolio to more closely resemble the pension liability and thereby more effectively hedge against changes in the liability. The plan’s current investments include a diverse blend of various domestic and international equities, investments in various classes of debt securities, insurance contracts and venture capital. The target allocation for the assets of our pension plan as of December 31, 2016, is as follows:

U.S. large-cap equities	37%
Long duration bonds	30%
Developed foreign large-cap equities	10%
Alternative investments	8%
Mid-cap equities	6%
Emerging markets equities	5%
Small-cap equities	4%
Total	100%

As part of our risk management for the plans, minimums and maximums have been set for each of the asset classes listed above. All investment managers for the plan are subject to certain restrictions on the securities they purchase and, with the exception of indexing purposes, are prohibited from owning our stock.

The following tables set forth our pension benefits and postretirement benefits plan assets by fair value category for our continuing operations as of the measurement date:

	Pension Benefits
	December 31, 2016
Asset Category	Level 1	Level 2	Level 3	Subtotal	Measured at NAV (d)	Total
	(Thousands of dollars)
Investments:
Equity securities (a)	$146,980	$13,606	$—	$160,586	$—	$160,586
Government obligations	—	17,979	—	17,979	—	17,979
Corporate obligations (b)	—	56,484	—	56,484	—	56,484
Common/collective trusts	—	6,577	—	6,577	—	6,577
Cash	43	—	—	43	—	43
Other investments (c)	—	—	—	—	20,002	20,002
Fair value of plan assets	$147,023	$94,646	$—	$241,669	$20,002	$261,671
(a) - This category represents securities of the respective market sector from diverse industries.
(b) - This category represents bonds from diverse industries.
(c) - This category represents alternative investments in limited partnerships, which can be redeemed with a 30-day notice with no further restrictions. There are no unfunded capital commitments.
(d) - Plan asset investments measured at fair value using the net asset value per share.

	Pension Benefits
	December 31, 2015
Asset Category	Level 1	Level 2	Level 3	Subtotal	Measured at NAV (d)	Total
	(Thousands of dollars)
Investments:
Equity securities (a)	$143,515	$13,517	$—	$157,032	$—	$157,032
Government obligations	—	20,241	—	20,241	—	20,241
Corporate obligations (b)	—	55,495	—	55,495	—	55,495
Common/collective trusts	—	5,076	—	5,076	—	5,076
Cash	525	—	—	525	—	525
Other investments (c)	—	—	—	—	20,266	20,266
Fair value of plan assets	$144,040	$94,329	$—	$238,369	$20,266	$258,635
(a) - This category represents securities of the respective market sector from diverse industries.
(b) - This category represents bonds from diverse industries.
(c) - This category represents alternative investments in limited partnerships, which can be redeemed with a 30-day notice with no further restrictions.
(d) - Plan asset investments measured at fair value using the net asset value per share.

	Postretirement Benefits
	December 31, 2016
Asset Category	Level 1	Level 2	Level 3	Total
	(Thousands of dollars)
Investments:
Equity securities (a)	$1,777	$—	$—	$1,777
Money market funds	—	1,259	—	1,259
Insurance and group annuity contracts	—	26,514	—	26,514
Fair value of plan assets	$1,777	$27,773	$—	$29,550
(a) - This category represents securities of the respective market sector from diverse industries.

	Postretirement Benefits
	December 31, 2015
Asset Category	Level 1	Level 2	Level 3	Total
	(Thousands of dollars)
Investments:
Equity securities (a)	$1,632	$—	$—	$1,632
Money market funds	—	1,398	—	1,398
Insurance and group annuity contracts	—	25,611	—	25,611
Fair value of plan assets	$1,632	$27,009	$—	$28,641
(a) - This category represents securities of the respective market sector from diverse industries.

Pension benefits and postretirement benefit payments expected to be paid
The following table sets forth the pension benefits and postretirement benefits payments expected to be paid in 2017 through 2026:

	Pension Benefits	Postretirement Benefits
Benefits to be paid in:	(Thousands of dollars)
2017	$15,487	$3,251
2018	$16,717	$3,436
2019	$17,788	$3,616
2020	$18,672	$3,801
2021	$19,839	$3,900
2022 through 2026	$111,899	$19,326